ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Aug. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of August 31,
	2018	2019
	RMB	RMB
Payroll and related benefits	166,240	247,459
Temporary receipt from students	108,209	149,408
Deposits received	21,477	71,075
Education subsidy	4,478	6,540
Bond interest payables	—	13,325
Accrual rental expense	—	20,757
Professional fee	5,016	34,898
Commission fee	—	11,462
Other payable related to stock repurchase	5,616	—
Housing subsidies-current	3,006	4,818
Offering subsidies-current	1,551	1,733
Other tax payable	4,806	13,448
Others	15,458	40,159
Total	335,857	615,082